Deferred income tax - Composition of the provision for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Deferred income tax [Line Items]
Current	$ (9,924)	$ (11,911)	$ (16,882)
Deferred	(15,506)	37,501	(9,997)
Total income tax	(25,430)	25,590	(26,879)
Income Tax Expense [Member]
Disclosure of Deferred income tax [Line Items]
Current	(8,446)	(11,851)	(12,433)
Deferred	(15,270)	37,617	(10,029)
Total income tax	(23,716)	25,766	(22,462)
Mining Royalties and Special Mining Tax [Member]
Disclosure of Deferred income tax [Line Items]
Current	(1,478)	(60)	(4,449)
Deferred	(236)	(116)	32
Total income tax	$ (1,714)	$ (176)	$ (4,417)